Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Income Tax [Line Items]
Net tax benefit related to changes in valuation allowance			$ (124.2)	[1]	$ (19.2)	[1]	$ (11.7)	[1]
Federal AMT credit carryforwards			30		30
Federal net operating loss carry-forwards			60
State net operating loss carry-forwards			12		12
Foreign net operating loss carry-forwards			10
Undistributed foreign earnings			74
Accrued interest related to uncertain tax positions			1.1		1.0
Unrecognized tax benefits that would affect effective tax rate if recognized			6.3		9.0
Provision (benefit) for income taxes	3.1	0.9	(112.3)		(5.5)		(11.0)
Valuation allowance	23.1		23.1		147.0
Domestic Tax Authority [Member]
Income Tax [Line Items]
Net operating loss carry-forwards expiration period			17 years
State and Local Jurisdiction [Member] | Minimum [Member]
Income Tax [Line Items]
Net operating loss carry-forwards expiration period			1 year
State and Local Jurisdiction [Member] | Maximum [Member]
Income Tax [Line Items]
Net operating loss carry-forwards expiration period			20 years
Foreign Tax Authority [Member] | Canada [Member]
Income Tax [Line Items]
Cash and Short term investments			53
Foreign Tax Authority [Member] | CHINA
Income Tax [Line Items]
Cash and Short term investments			$ 8
Foreign Tax Authority [Member] | Minimum [Member]
Income Tax [Line Items]
Net operating loss carry-forwards expiration period			1 year
Foreign Tax Authority [Member] | Maximum [Member]
Income Tax [Line Items]
Net operating loss carry-forwards expiration period			5 years

[1]	The 2012 change in valuation allowance includes a benefit from the use of U.S. federal and state net operating loss carryforwards totaling approximately $4 million.